UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund:	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

              Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 157.5%

Arizona — 155.9%
Corporate — 22.6%
Chandler IDA, RB, Intel Corporation Project, AMT, 2.70%, 12/01/37(a)	$2,500	$2,489,925
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	4,350	4,511,254
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,049,720
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,031,260
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,346,640
5.00%, 12/01/37	2,500	2,834,950

		14,263,749
County/City/Special District/School District — 27.8%
City of Tucson Arizona, COP, (AGC), 5.00%, 07/01/19(b)	1,000	1,020,060
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	546,859
5.50%, 07/01/30	400	455,716
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,373,775
County of Maricopa Arizona Unified School District No. 210 Phoenix, GO, School Improvement Project of 2011 & 2017, 5.00%, 07/01/37	1,000	1,123,150
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 07/01/26	1,000	1,020,060
City of Tempe Arizona, GO, 5.00%, 07/01/38	840	956,558
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 07/01/19(b)	2,000	2,047,360
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	3,600	3,792,888
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,361,160

Security	Par (000)	Value
County/City/Special District/School District (continued)
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	$750	$836,288

		17,533,874
Education — 38.3%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,790,897
Arizona IDA, Refunding RB:
Academies of Math And Science, 5.00%, 07/01/37	1,250	1,348,300
Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(c)	500	506,765
Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(c)	500	469,465
Arizona State University, Refunding RB, 5.00%, 06/01/39	2,050	2,258,874
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/33	500	545,970
Great Hearts Academies—Veritas Projects, 6.30%, 07/01/21(b)	500	552,055
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,058,460
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(c)	440	477,536
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(c)	500	500,910
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 07/01/45(c)	1,000	997,010
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46(c)	1,500	1,493,220
Downtown Phoenix Student Housing, LLC - Arizona State University Project, Series A, 5.00%, 07/01/42	1,750	1,858,745
Great Hearts Academies Projects, 5.00%, 07/01/46	500	516,155
Legacy Traditional School Projects, 5.00%, 07/01/45 (c)	500	500,245
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,015,170

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(c)	$1,000	$1,008,800
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,230,460
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,505,588
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	518,640

		24,153,265
Health — 18.7%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	520,150
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,045,610
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	1,750	1,885,642
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	527,680
County of Glendale Arizona IDA, Refunding RB, Terrace of Phoenix Project, 5.00%, 07/01/48	530	539,286
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 07/01/39	170	174,046
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 01/01/38	1,320	1,443,790
4.00%, 01/01/41	3,000	2,956,470
County of Yavapai Arizona IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,072,420
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	514,580

Security	Par (000)	Value
Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	$1,000	$1,095,040

		11,774,714
State — 3.1%
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 07/01/29	1,930	1,985,835

Transportation — 9.7%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 07/01/20(b)	1,000	1,046,480
Senior Lien, AMT, 5.00%, 07/01/32	700	758,576
City of Phoenix Civic Improvement Corp., RB, Senior Lien, AMT, 5.00%, 07/01/43(d)	4,000	4,355,840

		6,160,896
Utilities — 35.7%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	3,811,640
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,355,680
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,249,660
City of Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 4.00%, 07/01/39	1,300	1,316,601
Series B (BHAC), 5.50%, 07/01/41	100	126,023
City of Phoenix Civic Improvement Corp., Refunding RB, Junior Lien Airport, Series D, 4.00%, 07/01/40	1,000	998,520
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18(b)	2,000	2,006,700
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(b)	2,500	2,696,150
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 06/01/26	500	500,720
Salt River Project Agricultural Improvement & Power District, Refunding RB:
5.00%, 01/01/38	2,000	2,256,780

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Salt River Project Agricultural Improvement & Power District, Refunding RB (continued):
Series A, 5.00%, 12/01/41	$2,000	$2,208,300

		22,526,774

Total Municipal Bonds in Arizona		98,399,107

Puerto Rico — 1.6%
Tobacco — 1.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	1,000	1,013,610

Total Municipal Bonds — 157.5% (Cost — $97,616,953)		99,412,717

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Arizona — 9.9%
Utilities — 9.9%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	3,000	3,202,455

Security	Par (000)	Value
Utilities (continued)
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	$3,000	$3,060,060

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 9.9% (Cost — $6,022,427)		6,262,515

Total Long-Term Investments — 167.4% (Cost — $103,639,380)		105,675,232

	Shares
Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(f)(g)	196,339	196,359

Total Short-Term Securities — 0.3% (Cost — $196,359)		196,359

Total Investments — 167.7% (Cost — $103,835,739)		105,871,591
Liabilities in Excess of Other Assets — (4.0)%		(2,576,938)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(3,011,592)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (58.9)%		(37,153,679)

Net Assets — 100.0%		$63,129,382

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	406,896	(210,557)	196,339	$196,359	$1,595	$(1)	$(40)

(a)	Includes net capital gain distributions, if applicable.

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BHAC — Berkshire Hathaway Assurance Corp.

COP — Certificates of Participation

ERB — Education Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

RB — Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	4	12/19/18	$474	$5,541
Long U.S. Treasury Bond	14	12/19/18	1,934	86,894
5-Year U.S. Treasury Note	6	12/31/18	674	4,959

				$97,394

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$105,675,232	$—	$105,675,232
Short-Term Securities	196,359	—	—	196,359

Total	$196,359	$105,675,232	$—	$105,871,591

Derivative Financial Instruments (b)
Assets:

Interest rate contracts	$97,394	$—	$—	$97,394

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,000,000)	$—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,300,000)	$—	$(40,300,000)

During the period ended October 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 19, 2018